General_Consolidated subsidiaries and their financial information (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Woori bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Bank		Woori Bank
Main business		Bank		Bank
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 374,310,415,000,000		₩ 348,181,658,000,000
Liabilities		350,790,158,000,000		325,526,568,000,000
Operating revenue		26,838,766,000,000		22,240,947,000,000
Net income (loss) attributable to owners		1,363,224,000,000		1,505,547,000,000
Comprehensive income (loss) attributable to owners		₩ 1,295,302,000,000		₩ 1,531,793,000,000
Woori Card Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 11,366,596,000,000		₩ 10,087,342,000,000
Liabilities		9,312,986,000,000		8,299,175,000,000
Operating revenue		1,388,208,000,000		1,368,234,000,000
Net income (loss) attributable to owners		120,230,000,000		114,196,000,000
Comprehensive income (loss) attributable to owners		₩ 118,109,000,000		₩ 111,782,000,000
Woori Financial Capital Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.
Subsidiaries		Woori Financial Capital Co.,.
Main business		Finance
Percentage of ownership		76.80%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 8,880,117,000,000
Liabilities		8,053,840,000,000
Operating revenue		218,945,000,000
Net income (loss) attributable to owners		(30,349,000,000)
Comprehensive income (loss) attributable to owners		₩ (38,293,000,000)
Woori Investment Bank Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Investment Bank Co., Ltd	[1]	Woori Investment Bank Co., Ltd
Main business		Other credit finance business		Other credit finance business
Percentage of ownership		58.70%		59.80%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 4,332,474,000,000		₩ 3,398,960,000,000
Liabilities		3,803,594,000,000		3,031,622,000,000
Operating revenue		256,079,000,000		204,655,000,000
Net income (loss) attributable to owners		62,937,000,000		53,358,000,000
Comprehensive income (loss) attributable to owners		₩ 62,275,000,000		₩ 52,095,000,000
Woori Asset Trust Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Asset Trust Co., Ltd.		Woori Asset Trust Co., Ltd.
Main business		Real estate trust		Real estate trust
Percentage of ownership		67.20%		67.20%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 185,634,000,000		₩ 139,839,000,000
Liabilities		56,396,000,000		45,410,000,000
Operating revenue		79,426,000,000		0
Net income (loss) attributable to owners		35,312,000,000		0
Comprehensive income (loss) attributable to owners		₩ 35,954,000,000		₩ 0
Woori Asset Management Corp.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Asset Management Corp.		Woori Asset Management Corp.
Main business		Finance		Finance
Percentage of ownership		73.00%		73.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 136,460,000,000		₩ 113,037,000,000
Liabilities		23,411,000,000		6,301,000,000
Operating revenue		26,158,000,000		9,204,000,000
Net income (loss) attributable to owners		6,797,000,000		1,720,000,000
Comprehensive income (loss) attributable to owners		₩ 6,313,000,000		₩ 2,544,000,000
Woori Credit Information Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Credit Information Co., Ltd.		Woori Credit Information Co., Ltd.
Main business		Credit information		Credit information
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 40,860,000,000		₩ 37,872,000,000
Liabilities		9,830,000,000		7,948,000,000
Operating revenue		40,010,000,000		39,118,000,000
Net income (loss) attributable to owners		1,879,000,000		1,698,000,000
Comprehensive income (loss) attributable to owners		₩ 1,600,000,000		₩ 1,389,000,000
Woori Fund Service Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Fund Service Co., Ltd.		Woori Fund Service Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 18,957,000,000		₩ 16,852,000,000
Liabilities		2,172,000,000		2,109,000,000
Operating revenue		13,346,000,000		11,071,000,000
Net income (loss) attributable to owners		2,563,000,000		1,735,000,000
Comprehensive income (loss) attributable to owners		₩ 2,563,000,000		₩ 1,735,000,000
Woori Private Equity Asset Management Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Private Equity Asset Management Co., Ltd.		Woori Private Equity Asset Management Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 38,035,000,000		₩ 38,243,000,000
Liabilities		2,009,000,000		2,985,000,000
Operating revenue		4,773,000,000		4,152,000,000
Net income (loss) attributable to owners		823,000,000		(2,087,000,000)
Comprehensive income (loss) attributable to owners		₩ 768,000,000		₩ (2,124,000,000)
Woori Global Asset Management Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Global Asset Management Co., Ltd.		Woori Global Asset Management Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 37,935,000,000		₩ 32,807,000,000
Liabilities		9,807,000,000		3,230,000,000
Operating revenue		10,652,000,000		3,588,000,000
Net income (loss) attributable to owners		(1,449,000,000)		(1,360,000,000)
Comprehensive income (loss) attributable to owners		₩ (1,449,000,000)		₩ (1,360,000,000)
Woori FIS Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori FIS Co., Ltd.		Woori FIS Co., Ltd.
Main business		System software development & maintenance		System software development & maintenance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 97,479,000,000		₩ 91,079,000,000
Liabilities		59,577,000,000		55,112,000,000
Operating revenue		249,169,000,000		244,923,000,000
Net income (loss) attributable to owners		2,013,000,000		3,107,000,000
Comprehensive income (loss) attributable to owners		₩ 1,935,000,000		₩ 3,119,000,000
Woori Finance Research Institute Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Finance Research Institute Co., Ltd.		Woori Finance Research Institute Co., Ltd.
Main business		Other service business		Other service business
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 7,232,000,000		₩ 5,447,000,000
Liabilities		3,689,000,000		1,999,000,000
Operating revenue		6,223,000,000		5,452,000,000
Net income (loss) attributable to owners		105,000,000		160,000,000
Comprehensive income (loss) attributable to owners		₩ 95,000,000		₩ 117,000,000
Woori America Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori America Bank		Woori America Bank
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		America		America
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Woori Global Markets Asia Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Global Markets Asia Limited		Woori Global Markets Asia Limited
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Hong Kong		Hong Kong
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Woori Bank China Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank China Limited		Woori Bank China Limited
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		China		China
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
AO Woori Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		AO Woori Bank		AO Woori Bank
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Russia		Russia
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
PT Bank Woori Saudara Indonesia 1906 Tbk
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		PT Bank Woori Saudara Indonesia 1906 Tbk		PT Bank Woori Saudara Indonesia 1906 Tbk
Main business		Finance		Finance
Percentage of ownership		79.90%		79.90%
Location		Indonesia		Indonesia
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Banco Woori Bank do Brasil S.A.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Banco Woori Bank do Brasil S.A.		Banco Woori Bank do Brasil S.A.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Brazil		Brazil
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Korea BTL Infrastructure Fund
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Korea BTL Infrastructure Fund		Korea BTL Infrastructure Fund
Main business		Finance		Finance
Percentage of ownership		99.90%		99.90%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Woori Finance Cambodia PLC.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Finance Cambodia PLC.	[2],[3]	Woori Finance Cambodia PLC.
Main business		Finance		Finance
Percentage of ownership				100.00%
Location		Cambodia		Cambodia
Description of reason why entity is not subsidiary due to absence of control		The entity was merged with WB Finance Co., Ltd., which is a second-tier subsidiary, during current period. Companies are excluded from the consolidation as of December 31, 2020.
Woori Finance Myanmar Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Finance Myanmar Co., Ltd.		Woori Finance Myanmar Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Myanmar		Myanmar
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Wealth Development Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Wealth Development Bank		Wealth Development Bank
Main business		Finance		Finance
Percentage of ownership		51.00%		51.00%
Location		Philippines		Philippines
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Woori Bank Vietnam Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank Vietnam Limited		Woori Bank Vietnam Limited
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Vietnam		Vietnam
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
WB Finance Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		WB Finance Co., Ltd.		WB Finance Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Cambodia		Cambodia
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Woori Bank Europe
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank Europe		Woori Bank Europe
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Germany		Germany
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Kumho Trust First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Kumho Trust First Co., Ltd.		Kumho Trust First Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Asiana Saigon Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Asiana Saigon Inc.		Asiana Saigon Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
KAMCO Value Recreation First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	KAMCO Value Recreation First Securitization Specialty Co., Ltd.		KAMCO Value Recreation First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		15.00%		15.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Hermes STX Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Hermes STX Co., Ltd.		Hermes STX Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
BWL First Co., LLC
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	BWL First Co., LLC		BWL First Co., LLC
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Deogi Dream Fourth Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Deogi Dream Fourth Co., Ltd.		Deogi Dream Fourth Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Jeonju Iwon Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Jeonju Iwon Ltd.		Jeonju Iwon Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Wonju I one Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Wonju I one Inc.		Wonju I one Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Heitz Third Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Heitz Third Co., Ltd.		Heitz Third Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woorihansoop 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Woorihansoop 1st Co., Ltd.		Woorihansoop 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Electric Cable First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Electric Cable First Co., Ltd	[2]	Electric Cable First Co., Ltd	[4]
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Description of reason why entity is not subsidiary due to absence of control		Companies are excluded from the consolidation as of December 31, 2020.
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power				The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori International First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Woori International First Co., Ltd.		Woori International First Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori WEBST 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori WEBST 1st Co., Ltd.	[2]	Woori WEBST 1st Co., Ltd.	[4]
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Description of reason why entity is not subsidiary due to absence of control		Companies are excluded from the consolidation as of December 31, 2020.
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power				The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Wibihansoop 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Wibihansoop 1st Co., Ltd.		Wibihansoop 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Uri QS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Uri QS 1st Co., Ltd		Uri QS 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Uri Display 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Uri Display 1st Co., Ltd.		Uri Display 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Tiger Eyes 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Tiger Eyes 2nd Co., Ltd.		Tiger Eyes 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Serveone 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Serveone 1st Co., Ltd.	[2]	Woori Serveone 1st Co., Ltd.	[4]
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Financial statements date of use				Dec. 31, 2019
Description of reason why entity is not subsidiary due to absence of control		Companies are excluded from the consolidation as of December 31, 2020.
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power				The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Uri Display 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Uri Display 2nd Co.,Ltd.		Uri Display 2nd Co.,Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori the Colony Unjung Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Woori the Colony Unjung Securitization Specialty Co., Ltd.		Woori the Colony Unjung Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Dream 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Woori Dream 1st Co., Ltd.		Woori Dream 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Dream 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Woori Dream 2nd Co., Ltd.		Woori Dream 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori H 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Woori H 1st Co., Ltd.		Woori H 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HS 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori HS 2nd Co., Ltd.	[2]	Woori HS 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Description of reason why entity is not subsidiary due to absence of control		Companies are excluded from the consolidation as of December 31, 2020.
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power				The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Sinnonhyeon 1st Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Woori Sinnonhyeon 1st Inc.		Woori Sinnonhyeon 1st Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori K 1st Co.,Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Woori K 1st Co.,Ltd.		Woori K 1st Co.,Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Uri S 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Uri S 1st Co.,Ltd.		Uri S 1st Co.,Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Smart Casting Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Smart Casting Inc.	[2]	Smart Casting Inc.	[4]
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Description of reason why entity is not subsidiary due to absence of control		Companies are excluded from the consolidation as of December 31, 2020.
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power				The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Uri Display 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Uri Display 3rd Co., Ltd.		Uri Display 3rd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
TY 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	TY 1st Co., Ltd.		TY 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HJ 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Woori HJ 2nd Co., Ltd.		Woori HJ 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori-HJ 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Woori-HJ 3rd Co., Ltd.		Woori-HJ 3rd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Uri K 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Uri K 2nd Co., Ltd.		Uri K 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori KC No.1 Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Woori KC No.1 Co., Ltd.		Woori KC No.1 Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of reason why entity is not subsidiary due to absence of control
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Lake 1st., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Lake 1st., Ltd.	[2]	Woori Lake 1st., Ltd.	[4]
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Description of reason why entity is not subsidiary due to absence of control		Companies are excluded from the consolidation as of December 31, 2020.
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power				The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori QSell 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Woori QSell 2nd Co., Ltd.		Woori QSell 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Quantum Jump the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Quantum Jump the 1st Co., Ltd.		Quantum Jump the 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Quantum Jump the 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Quantum Jump the 2nd Co., Ltd.		Quantum Jump the 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori BK the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Woori BK the 1st Co., Ltd.		Woori BK the 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori-HC 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Woori-HC 1st Co., Ltd.		Woori-HC 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Wivi Synergy 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Wivi Synergy 1st Co., Ltd.		Wivi Synergy 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
ATLANTIC TRANSPORTATION 1 S.A.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	ATLANTIC TRANSPORTATION 1 S.A.		ATLANTIC TRANSPORTATION 1 S.A.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Marshall islands		Marshall islands
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Gongdeok First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Woori Gongdeok First Co., Ltd.		Woori Gongdeok First Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
HD Project Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	HD Project Co., Ltd.		HD Project Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HW 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Woori HW 1st Co., Ltd.		Woori HW 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Woori HC 2nd Co., Ltd.		Woori HC 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Dream 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Woori Dream 3rd Co., Ltd.		Woori Dream 3rd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori SJS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	Woori SJS 1st Co., Ltd.		Woori SJS 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Steel 1st Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries	[4]	Woori Steel 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori-HWC 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries	[4]	Woori-HWC 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
SPG the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries	[4]	SPG the 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Park I 1st co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries	[4]	Woori Park I 1st co., Ltd
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries	[4]	Woori HC 3rd Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori DS 1st co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries	[4]	Woori DS 1st co., Ltd
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 4th Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries	[4]	Woori HC 4th Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori SKR 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries	[4]	Woori SKR 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
G5 Pro Short-term Bond Investment Fund 13
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	G5 Pro Short-term Bond Investment Fund 13		G5 Pro Short-term Bond Investment Fund 13
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Heungkuk Global Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Heungkuk Global Private Placement Investment Trust No. 1		Heungkuk Global Private Placement Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		98.50%		98.50%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
AI Partners UK Water Supply Private Placement Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	AI Partners Water Supply Private Placement Investment Trust No.2		AI Partners Water Supply Private Placement Investment Trust No.2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		97.30%		97.30%
Location		England		England
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Consus Sakhalin Real Estate Investment Trust 1st
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Consus Sakhalin Real Estate Investment Trust 1st	[2]	Consus Sakhalin Real Estate Investment Trust 1st
Main business		Securities investment and others		Securities investment and others
Percentage of ownership				75.00%
Location		Korea		Korea
Description of reason why entity is not subsidiary due to absence of control		Companies are excluded from the consolidation as of December 31, 2020.
Multi Asset Global Real Estate Investment Trust No. 5-2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Multi Asset Global Real Estate Investment Trust No. 5-2		Multi Asset Global Real Estate Investment Trust No. 5-2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		99.00%		99.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Igis Australia Investment Trust No. 209-1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Igis Australia Investment Trust No. 209-1		Igis Australia Investment Trust No. 209-1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		99.40%		99.40%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
INMARK Spain Private Placement Real Estate Investment Trust No. 26-2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries	[5]	INMARK Spain Private Placement Real Estate Investment Trust No. 26-2
Main business		Securities investment and others
Percentage of ownership		97.70%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Japan Investment Trust No. 1-2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries	[5]	Woori G Japan Investment Trust No. 1-2
Main business		Securities investment and others
Percentage of ownership		98.80%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
IGIS Global Private Placement Real Estate Fund No. 316-1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	IGIS Global Private Placement Real Estate Fund No. 316-1		IGIS Global Private Placement Real Estate Fund No. 316-1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		99.30%		99.30%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Principal Guaranteed Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[6]	Principal Guaranteed Trust		Principal Guaranteed Trust
Main business		Trust		Trust
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a 'money trust' under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a 'money trust' under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Principal and Interest Guaranteed Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[6]	Principal and Interest Guaranteed Trust		Principal and Interest Guaranteed Trust
Main business		Trust		Trust
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a 'money trust' under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a 'money trust' under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
MAGI No.5 LuxCo S.a.r.l.
Significant investments in subsidiaries [Abstract]
Investor		Multi Asset Global Real Estate Investment Trust No. 5-2		Multi Asset Global Real Estate Investment Trust No. 5-2
Subsidiaries	[5]	MAGI No.5 LuxCo S.a.r.l.		MAGI No.5 LuxCo S.a.r.l.
Main business		Asset securitization		Asset securitization
Percentage of ownership		54.60%		54.60%
Location		Luxembourg		Luxembourg
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
ADP 16 Brussels
Significant investments in subsidiaries [Abstract]
Investor		MAGI No.5 LuxCo S.a.r.l.		MAGI No.5 LuxCo S.a.r.l.
Subsidiaries	[4]	ADP 16 Brussels		ADP 16 Brussels
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Belgium		Belgium
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
TUTU Finance-WCI Myanmar Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries		TUTU Finance-WCI Myanmar Co., Ltd.		TUTU Finance-WCI Myanmar Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Myanmar		Myanmar
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Woori Card one of 2017-1 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries		Woori Card one of 2017-1 Securitization Specialty Co., Ltd.	[2]	Woori Card one of 2017-1 Securitization Specialty Co., Ltd.	[4]
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.50%
Location		Korea		Korea
Financial statements date of use				Dec. 31, 2019
Description of reason why entity is not subsidiary due to absence of control		Companies are excluded from the consolidation as of December 31, 2020.
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power				The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card one of 2017-2 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries	[4]	Woori Card one of 2017-2 Securitization Specialty Co., Ltd.		Woori Card one of 2017-2 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.50%		0.50%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card one of 2018-1 Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries	[4]	Woori Card one of 2018-1 Securitization Specialty Co., Ltd.		Woori Card one of 2018-1 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.50%		0.50%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WOORI CARD 2019-1 ASSET SECURITIZATION SPECIALTY CO., LTD.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries	[4]	WOORI CARD 2019-1 ASSET SECURITIZATION SPECIALTY CO., LTD.		WOORI CARD 2019-1 ASSET SECURITIZATION SPECIALTY CO., LTD.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.50%		0.50%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card 2020-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.
Subsidiaries	[4]	Woori Card 2020-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.50%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Savings Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Capital Co., Ltd.
Subsidiaries		Woori Savings Bank
Main business		Bank
Percentage of ownership		100.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
ACE Auto Invest the 46th Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Capital Co., Ltd.
Subsidiaries	[4]	ACE Auto Invest the 46th Securitization Specialty Co., Ltd
Main business		Asset securitization
Percentage of ownership		1.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
ACE Auto Invest the 47th Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Capital Co., Ltd.
Subsidiaries	[4]	ACE Auto Invest the 47th Securitization Specialty Co., Ltd.
Main business		Asset securitization
Percentage of ownership		1.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
ACE Auto Invest the 48th Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Capital Co., Ltd.
Subsidiaries	[4]	ACE Auto Invest the 48th Securitization Specialty Co., Ltd.
Main business		Asset securitization
Percentage of ownership		1.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
ACE Auto Invest the 49th Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Capital Co., Ltd.
Subsidiaries	[4]	ACE Auto Invest the 49th Securitization Specialty Co., Ltd.
Main business		Asset securitization
Percentage of ownership		1.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Specified Money Market Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Capital Co., Ltd.
Subsidiaries		Specified Money Market Trust
Main business		Trust
Percentage of ownership		100.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Dongwoo First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries		Dongwoo First Securitization Specialty Co., Ltd.	[2]	Dongwoo First Securitization Specialty Co., Ltd.	[4]
Main business		Asset securitization		Asset securitization
Percentage of ownership				5.00%
Location		Korea		Korea
Financial statements date of use				Dec. 31, 2019
Description of reason why entity is not subsidiary due to absence of control		Companies are excluded from the consolidation as of December 31, 2020.
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power				The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Seari First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	Seari First Securitization Specialty Co., Ltd.		Seari First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Seari Second Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	Seori Second Securitization Specialty Co., Ltd.		Seori Second Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Namjong 1st Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	Namjong 1st Securitization Specialty Co., Ltd.		Namjong 1st Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Bukgeum First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	Bukgeum First Securitization Specialty Co., Ltd.		Bukgeum First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Bukgeum Second Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	Bukgeum Second Securitization Specialty Co., Ltd.		Bukgeum Second Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WS1909 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	WS1909 Securitization Specialty Co., Ltd.		WS1909 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WS2003 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	WS2003 Securitization Specialty Co., Ltd.
Main business		Asset securitization
Percentage of ownership		5.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WS2006 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	WS2006 Securitization Specialty Co., Ltd.
Main business		Asset securitization
Percentage of ownership		5.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WJ2008 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	WJ2008 Securitization Specialty Co., Ltd.
Main business		Asset securitization
Percentage of ownership		5.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
One Punch Korea the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	One Punch Korea the 1st Co., Ltd. .		One Punch Korea the 1st Co., Ltd. .
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
One Punch blue the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Subsidiaries	[4]	One Punch blue the 1st Co., Ltd.		One Punch blue the 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid)
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[5]	Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid)		Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid)
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		99.60%		98.80%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori China Convertible Bond Master Fund (debt-oriented hybrid)
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[5]	Woori China Convertible Bond Master Fund (debt-oriented hybrid)		Woori China Convertible Bond Master Fund (debt-oriented hybrid)
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		34.50%		98.60%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Yellow Chip High Yield Strategic Allocation 1 (FOF)
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.
Subsidiaries	[5]	Woori Yellow Chip High Yield Strategic Allocation 1 (FOF)
Main business		Securities investment and others
Percentage of ownership		89.80%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2025
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.
Subsidiaries	[5]	Woori Together TDF 2025
Main business		Securities investment and others
Percentage of ownership		47.60%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2030
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.
Subsidiaries	[5]	Woori Together TDF 2030
Main business		Securities investment and others
Percentage of ownership		47.40%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2035
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.
Subsidiaries	[5]	Woori Together TDF 2035
Main business		Securities investment and others
Percentage of ownership		47.80%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2040
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.
Subsidiaries	[5]	Woori Together TDF 2040
Main business		Securities investment and others
Percentage of ownership		48.80%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2045
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.
Subsidiaries	[5]	Woori Together TDF 2045
Main business		Securities investment and others
Percentage of ownership		47.70%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2050
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.
Subsidiaries	[5]	Woori Together TDF 2050
Main business		Securities investment and others
Percentage of ownership		87.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Japanese Hotel Real Estate Private Equity Fund 1
Significant investments in subsidiaries [Abstract]
Investor	[7]	Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and Woori Investment Bank Co., Ltd.		Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Japanese Hotel Real Estate Private Equity Fund 1		Japanese Hotel Real Estate Private Equity Fund 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		100.00%		45.50%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries' investment or operation.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries' investment or operation.
WOORI G China Value Equity (C/C(F))
Significant investments in subsidiaries [Abstract]
Investor		Woori Global Asset Management Co., Ltd.		Woori Global Asset Management Co.,Ltd.
Subsidiaries		WOORIG China Value Equity (C/C(F))	[2]	WOORIG China Value Equity (C/C(F))	[5]
Main business		Securities investment and others		Securities investment and others
Percentage of ownership				95.10%
Location		Korea		Korea
Financial statements date of use				Dec. 31, 2019
Description of reason why entity is not subsidiary due to absence of control		Companies are excluded from the consolidation as of December 31, 2020.
Woori G Global Multi Asset Income Private Placement Investment Trust_Class Cs
Significant investments in subsidiaries [Abstract]
Investor		Woori Global Asset Management Co., Ltd.
Subsidiaries	[5]	Woori G Global Multi Asset Income Private Placement Investment Trust_Class Cs
Main business		Securities investment and others
Percentage of ownership		22.20%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Innovative Growth Professional Investment Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[7]	Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd and Woori Private Equity Asset Management Co., Ltd.		Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[5]	Woori Innovative Growth Professional Investment Type Private Investment Trust No.1		Woori Innovative Growth Professional Investment Type Private Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		90.00%		60.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries' investment or operation.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries' investment or operation.
Woori Innovative Growth Professional Investment Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[7]	Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[5]	Woori Innovative Growth Professional Investment Type Private Investment Trust No.2
Main business		Securities investment and others
Percentage of ownership		85.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries' investment or operation.
Heungkuk Woori Tech Company Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor	[7]	Woori bank and Woori Investment Bank Co., Ltd.		Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Heungkuk Woori Tech Company Private Placement Investment Trust No. 1		Heungkuk Woori Tech Company Private Placement Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries' investment or operation.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries' investment or operation.
Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[7]	Woori bank and Woori Investment Bank Co., Ltd.		Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1		Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Financial statements date of use		Dec. 31, 2020		Dec. 31, 2019
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries' investment or operation.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries' investment or operation.
Woori G NorthAmerica Infra Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor	[7]	Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Woori G NorthAmerica Infra Private Placement Investment Trust No
Main business		Securities investment and others
Percentage of ownership		100.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries' investment or operation.
Woori G Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor	[7]	Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Woori G Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1
Main business		Securities investment and others
Percentage of ownership		100.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries' investment or operation.
Woori G Private Placement Real Estate Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[7]	Woori bank and Woori Investment Bank Co., Ltd.
Subsidiaries	[5]	Woori G Private Placement Real Estate Investment Trust No.2
Main business		Securities investment and others
Percentage of ownership		30.10%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries' investment or operation.
Woori G Woori Bank Partners Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor	[7]	Woori bank
Subsidiaries	[5]	Woori G Woori Bank Partners Private Placement Investment Trust No. 1
Main business		Securities investment and others
Percentage of ownership		92.60%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries' investment or operation.
Woori G Secondary Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor	[7]	Woori bank
Subsidiaries	[5]	Woori G Secondary Private Placement Investment Trust No. 1
Main business		Securities investment and others
Percentage of ownership		97.20%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries' investment or operation.
Woori G Private Placement Real Estate Investment Trust No.1[USD]
Significant investments in subsidiaries [Abstract]
Investor	[7]	Woori bank
Subsidiaries	[5]	Woori G Private Placement Real Estate Investment Trust No.1[USD]
Main business		Securities investment and others
Percentage of ownership		80.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries' investment or operation.
Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Capital Co., Ltd.
Subsidiaries	[5]	Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1
Main business		Securities investment and others
Percentage of ownership		63.20%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Japan Private Placement Real Estate Master Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor		Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1 and Woori G Japan Investment Trust No. 1-2
Subsidiaries	[5]	Woori G Japan Private Placement Real Estate Master Investment Trust No.1
Main business		Securities investment and others
Percentage of ownership		100.00%
Location		Korea
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
GK OK Chatan [Member]
Significant investments in subsidiaries [Abstract]
Investor		Woori G Japan Private Placement Real Estate Master Investment Trust No.1
Subsidiaries	[5]	GK OK Chatan
Main business		Other financial services
Location		Japan
Financial statements date of use		Dec. 31, 2020
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

[1]	The equity ratio changed due to paid-in capital increase during the current term.
[2]	Companies are excluded from the consolidation as of December 31, 2020.
[3]	The entity was merged with WB Finance Co., Ltd., which is a second-tier subsidiary, during current period.
[4]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[5]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[6]	The entity is a 'money trust' under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[7]	Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries' investment or operation.